UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  March 31, 2019

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS: 69.2%
Building Products: 0.9%
Owens Corning	39,865	$1,878,439
Business Software & Services: 2.1%
Amdocs Limited#	80,851	4,374,848
Chemicals: 3.2%
The Sherwin-Williams Company	15,119	6,511,904
Commercial Banks & Thrifts: 6.9%
American National Bankshares, Inc.	35,987	1,256,666
OceanFirst Financial Corp.	52,900	1,272,774
Prudential Bancorp, Inc.	6,741	116,956
Shore Bancshares, Inc.	122,477	1,826,132
Southern National Bancorp of Virginia	523,475	7,668,909
Westbury Bancorp, Inc.*	26,352	595,555
Western New England Bancorp, Inc.	7,995	73,794
WSFS Financial Corp.	36,726	1,417,624
		14,228,410
Commercial Services & Supplies: 3.3%
Johnson Controls International plc#	185,952	6,869,067
Consumer Finance: 2.5%
Discover Financial Services	71,766	5,106,868
Electrical Equipment & Instruments: 0.8%
Emerson Electric Co.	15,400	1,054,438
nVent Electric plc#	20,000	539,600
		1,594,038
Engineering & Construction: 10.8%
EMCOR Group, Inc.	91,345	6,675,493
KBR, Inc.	198,555	3,790,415
MasTec, Inc.*	162,564	7,819,328
MYR Group, Inc.*	117,265	4,060,887
		22,346,123
Healthcare-Products: 2.2%
Abbott Laboratories	11,000	879,340
Medtronic plc#	39,670	3,613,144
		4,492,484
Hotels, Restaurants & Leisure: 5.0%
Marriott International, Inc. - Class A	18,000	2,251,620
Six Flags Entertainment Corp.	33,849	1,670,448
Wyndham Hotels & Resorts, Inc.	128,282	6,412,817
		10,334,885
Information Technology Services: 3.1%
Conduent, Inc.*	463,835	6,414,838
Insurance: 1.3%
Chubb Limited#	5,736	803,499
W.R. Berkley Corp.	21,523	1,823,428
		2,626,927
Machinery: 0.4%
Pentair plc#	20,000	890,200
Media & Entertainment: 0.7%
Alphabet, Inc. - Class C*	1,255	1,472,504
Metals & Mining: 1.2%
Cleveland-Cliffs, Inc.	245,085	2,448,399
Oil & Gas Exploration & Production: 5.4%
EOG Resources, Inc.	57,254	5,449,436
Suncor Energy, Inc.#	176,735	5,731,516
		11,180,952
Oil Refining & Marketing: 0.1%
Phillips 66	2,813	267,713
Real Estate Investment Trusts: 1.8%
Condor Hospitality Trust, Inc.	424,164	3,817,476
Software & Services: 2.4%
j2 Global, Inc.	58,028	5,025,225
Specialty Retail: 0.9%
Party City Holdco Inc.*	244,619	1,942,275

Telecommunications Services: 1.1%
Zayo Group Holdings, Inc.*	80,626	2,291,391
Transportation & Logistics: 2.7%
United Parcel Service, Inc. - Class B	50,338	5,624,768
Truck Dealerships: 1.3%
Rush Enterprises, Inc. - Class A	37,067	1,549,771
Rush Enterprises, Inc. - Class B	25,931	1,076,915
		2,626,686
Waste Management Services: 6.8%
Republic Services, Inc.	173,794	13,969,562
Wholesale Distribution: 2.3%
LKQ Corporation*	166,352	4,721,070
TOTAL COMMON STOCKS
(cost $94,897,990)		143,057,052

	Principal	Value
CONVERTIBLE BONDS: 0.1%
Oil & Gas Exploration & Production: 0.1%
Whiting Petroleum Corp., 1.250%, 4/1/20	$130,000	125,991
TOTAL CONVERTIBLE BONDS
(cost $125,487)		125,991

CORPORATE BONDS: 25.4%
Auto Components: 0.5%
Dana, Inc., 6.000%, 9/15/23	1,092,000	1,123,395
Commercial Services & Supplies: 0.4%
APX Group, Inc., 8.750%, 12/1/20	708,000	700,920
APX Group, Inc., 7.875%, 12/1/22	104,000	104,770
		805,690
Consumer Finance: 0.1%
Credit Acceptance Corp., 6.125%, 2/15/21	199,000	199,622
Credit Acceptance Corp., 7.375%, 3/15/23	36,000	37,485
		237,107
Engineering & Construction: 0.6%
MasTec, Inc., 4.875%, 3/15/23	1,270,000	1,281,113
Healthcare-Providers & Services: 3.2%
Acadia Healthcare Company, Inc., 6.125%, 3/15/21	5,097,000	5,103,371
Centene Corporation, 5.625%, 2/15/21	50,000	50,812
Centene Corporation, 6.125%, 2/15/24	38,000	39,864
DaVita, Inc., 5.750%, 8/15/22	1,386,000	1,415,453
		6,609,500
Homebuilding: 0.1%
M/I Homes, Inc., 6.750%, 1/15/21	245,000	249,288
Household & Personal Products: 0.7%
Spectrum Brands, Inc., 6.625%, 11/15/22	1,255,000	1,287,003
Spectrum Brands, Inc., 6.125%, 12/15/24	100,000	101,500
		1,388,503
Industrial Conglomerates: 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 8/1/20	563,000	569,052
Machinery: 1.3%
Actuant Corporation, 5.625%, 6/15/22	578,000	585,947
Welbilt, Inc., 9.500%, 2/15/24	1,921,000	2,079,483
		2,665,430
Media & Entertainment: 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 3/15/21	105,000	105,526
CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/22	2,491,000	2,542,377
CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 9/1/23	235,000	240,287
Cinemark USA, Inc., 5.125%, 12/15/22	61,000	62,144
LIN Television Corporation, 5.875%, 11/15/22	2,398,000	2,466,942
Match Group, Inc., 6.375%, 6/1/24	595,000	627,725
TEGNA, Inc., 5.125%, 10/15/19	13,000	13,049
TEGNA, Inc., 5.125%, 7/15/20	596,000	598,235
TEGNA, Inc., 6.375%, 10/15/23	306,000	317,475
		6,973,760
Metals & Mining: 0.0%
Steel Dynamics, Inc., 5.125%, 10/1/21	53,000	53,530
Oil & Gas Exploration & Production: 2.5%
Gulfport Energy Corp., 6.625%, 5/1/23	4,174,000	4,069,650
Whiting Petroleum Corp., 5.750%, 3/15/21	985,000	1,001,252
		5,070,902
Packaging & Containers: 2.8%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 5.750%, 10/15/20	4,845,539	4,857,653
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 6.875%, 2/15/21	851,096	855,351
		5,713,004

Real Estate Investment Trusts: 0.2%
FelCor Lodging LP, 6.000%, 6/1/25	281,000	290,483
Lamar Media Group, 5.000%, 5/1/23	49,000	49,919
		340,402
Specialty Retail: 3.8%
The Men's Wearhouse, Inc., 7.000%, 7/1/22	1,553,000	1,537,470
Michaels Stores, Inc., 5.875%, 12/15/20 144A	3,815,000	3,824,537
Murphy Oil USA, Inc., 6.000%, 8/15/23	1,646,000	1,693,323
Penske Auto Group, Inc., 5.750%, 10/1/22	845,000	862,956
		7,918,286
Technology Hardware & Storage & Peripherals: 0.2%
NCR Corp., 5.875%, 12/15/21	244,000	249,014
NCR Corp., 6.375%, 12/15/23	100,000	103,000
		352,014
Telecommunications Services: 1.8%
Level 3 Financing, Inc., 6.125%, 1/15/21	3,217,000	3,249,813
Zayo Group LLC/Zayo Capital, Inc., 6.000%, 4/1/23	500,000	508,750
		3,758,563
Trading Companies & Distributors: 0.7%
WESCO Distribution, Inc., 5.375%, 12/15/21	1,499,000	1,519,611
Utilities: 0.7%
The AES Corporation, 5.500%, 3/15/24	1,476,000	1,511,055
Waste Management Services: 0.5%
Clean Harbors, Inc., 5.125%, 6/1/21	921,000	925,605
Wholesale Distribution: 0.5%
Beacon Roofing Supply, Inc., 6.375%, 10/1/23	1,032,000	1,078,440
Wireless Telecommunication Services: 1.1%
T-Mobile USA, Inc., 6.500%, 1/15/24	44,000	45,815
T-Mobile USA, Inc., 6.375%, 3/1/25	2,181,000	2,276,528
		2,322,343
TOTAL CORPORATE BONDS
(cost $52,651,068)		52,466,593

	Shares	Value
SHORT-TERM INVESTMENTS: 4.8%
Money Market Funds: 4.8%^
The Government & Agency Portfolio, Institutional Share Class, 2.320%	8,950,644	8,950,644
The Treasury Portfolio, Institutional Share Class, 2.298%	969,308	969,308
TOTAL SHORT-TERM INVESTMENTS
(cost $9,919,952)		9,919,952
TOTAL INVESTMENTS IN SECURITIES
(cost $157,594,497): 99.5%		205,569,588
Other Assets and Liabilities 0.5%		1,061,848
NET ASSETS: 100.0%		$206,631,436

*	Non-income producing security.
#	U.S. security of foreign issuer.
144A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of March 31, 2019, the value of  this investment was $3,824,537, or 1.9% of total net assets.

^	Rate shown is the 7-day effective yield at March 31, 2019.

The cost basis of investments for federal income tax purposes at March 31, 2019 was as follows+:
Investments

Tax cost	$157,594,497
Gross unrealized appreciation	54,477,437
Gross unrealized depreciation	(6,502,346)
Net unrealized appreciation	$47,975,091

+ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation of Investments

Generally, the Fund’s investments are valued at market value. Equity securities traded on a principal stock exchange are valued at the last quoted sale price. Equity securities traded on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Equity securities that are not traded on a principal exchange or NASDAQ are valued at the last sale price in the over-the counter market. Equity securities in an active market will be classified as Level 1 securities. In the absence of a last sale price or official closing price, or if there is no trading in a security on a business day, the security will be valued at the mean between its closing bid and asked prices obtained from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Fund’s Board of Directors (the “Board”). These equity securities will be classified as Level 2 securities.

Investments in mutual funds, including money market funds, are valued at the mutual fund’s closing NAV per share on the day of valuation. The prospectuses for such investment companies contain information on those investment companies’ valuation procedures and the effects of fair valuation. These securities will be classified as Level 1 securities.

Short-term debt instruments, including commercial paper or U.S. Treasury bills, having a maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. These debt instruments will generally be classified as Level 2 securities.

Debt securities, such as corporate or convertible bonds, including those having a maturity or an announced call within 60 days, are generally traded in the over-the-counter market. These securities are valued at prices obtained from an independent pricing service, which may consider the yield or price of bonds of similar quality, coupon, maturity and type, as well as prices supplied by dealers who make markets in such securities. In the absence of a price from a pricing service, or if a quotation does not appear to accurately reflect the current value of a security, debt securities are valued at the mean of the closing bid and asked prices from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Board. Debt securities will generally be classified as Level 2 securities.

Any securities for which market quotations are not readily available or for which the above valuation procedures are not appropriate or do not reflect fair market value are valued at fair value as determined in good faith by Corbyn pursuant to policies and procedures approved by the Board.

In determining fair value, the Adviser, as directed by the Board, considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2019:

	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value, at March 31, 2019
	Level 1	Level 2	Level 3	Total
Common Stocks*	$143,057,052	$-	$-	$143,057,052
Convertible Bonds*	-	125,991	-	125,991
Corporate Bonds*	-	52,466,593	-	52,466,593
Short-Term Investments	9,919,952	-	-	9,919,952
Total	$152,977,004	$52,592,584	$-	$205,569,588

* See Schedule of Investments for industry breakdown.

During the period March 31, 2019, the Fund had no transfers between levels. The Fund did not have any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title)  /s/ Charles vK. Carlson
                                         Charles vK. Carlson, Chief Executive Officer

Date  May 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Charles vK. Carlson
                                          Charles vK. Carlson, Chief Executive Officer

Date  May 9, 2019

By (Signature and Title)* /s/ Michael J. Fusting
                                          Michael J. Fusting, Chief Financial Officer

Date  May 9, 2019

* Print the name and title of each signing officer under his or her signature.